Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064
333-179272
333-183060

TIAA-CREF LIFE SEPARATE ACCOUNT VLI-1

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

TIAA-CREF SEPARATE ACCOUNT VLI-2

TIAA-CREF LIFE INSURANCE COMPANY

PROSPECTUS SUPPLEMENT NUMBER (3)

dated October 11, 2019 to the:

Intelligent Life® VUL and Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2019, as supplemented August 2, 2019 and August 8, 2019

Intelligent Variable Annuity® Prospectus

dated May 1, 2019, as supplemented August 2, 2019 and August 8, 2019

M Intelligent VUL Prospectus

dated May 1, 2019, as supplemented August 8, 2019

M Intelligent Survivorship VUL Prospectus

dated May 1, 2019, as supplemented August 8, 2019

This supplement amends a certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

DELAWARE VIP DIVERSIFIED INCOME SERIES

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES1

DELAWARE VIP SMALL CAP VALUE SERIES

On pages 27-30 of the Intelligent Life VUL and Intelligent Life Survivorship VUL prospectus, and pages 26-28 of the

M-Intelligent Life VUL prosepectus, and pages 25-27 of the M-Intelligent Life Survivorship VUL prospectus, and pages 11-14 of the Intelligent Variable Annuity prospectus the Portfolio Investment Managers and Investment Objectives table has changed as follows to reflect additions of new Sub-Advisors on these 3 Delaware portfolios effective August 29, 2019.

Fund Name	Sub-Advisors Added
Delaware VIP Diversified Income Series	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited.
Delaware VIP Small Cap Value Series	Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited.
Delaware VIP International Value Equity Series[1]	Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited.

[1]	Delaware VIP International Value Equity Series is closed to new investors effective 5/1/2019

For more information about these changes and about the portfolios in general, refer to the Delaware Fund Prospectus.

A40630 10/19